Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2020 and 2021, the Group had a restricted cash balance approximately RMB3,051.4 million and RMB2,878.0 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Customer deposit of NetEase Pay accounts	1,722.0	2,091.3
Pledge deposits for short-term bank borrowings	1,295.0	—
Deposit required by the PRC government authorities related to Youdao’s educational services	—	749.8
Others	34.4	36.9
Total	3,051.4	2,878.0

Schedule of movements of the allowance for doubtful accounts/expected credit losses

The following table sets out the movements of the allowance for doubtful accounts/expected credit losses for the years ended December 31, 2019, 2020 and 2021 (in thousands):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of year	130,648	77,147	113,253
Provisions	(30,946)	40,600	265,930
Write-offs	(22,555)	(4,494)	(9,201)
Balance at the end of year	77,147	113,253	369,982

Schedule of property, equipment and software useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipments	3-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life

License right	over the license period
Technology	7-10 years
Trademark	10 years